Consolidated statement of income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Interest income (Note 12)
Loans	$ 4,013	$ 3,764	$ 3,225
Securities	655	583	483
Securities borrowed or purchased under resale agreements	364	310	210
Deposits with banks	92	79	66
Interest income	5,124	4,736	3,984
Interest expense (Note 12)
Deposits	2,142	1,852	1,278
Securities sold short	71	75	66
Securities lent or sold under repurchase agreements	258	224	121
Subordinated indebtedness	47	43	38
Other	10	3	8
Interest expense	2,528	2,197	1,511
Net interest income	2,596	2,539	2,473
Non-interest income
Underwriting and advisory fees	103	91	101
Deposit and payment fees	227	223	222
Credit fees	229	212	210
Card fees	117	128	130
Investment management and custodial fees	315	328	301
Mutual fund fees	393	406	409
Insurance fees, net of claims	112	105	110
Commissions on securities transactions	83	89	96
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	176	191	138
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	4	(58)	8
Foreign exchange other than trading	91	64	101
Income from equity-accounted associates and joint ventures	22	27	29
Other	97	107	131
Non-interest income	1,969	1,913	1,986
Total revenue	4,565	4,452	4,459
Provision for credit losses (Note 5)	338	264	153
Non-interest expenses
Employee compensation and benefits	1,400	1,353	1,461
Occupancy costs	220	228	217
Computer, software and office equipment	444	467	416
Communications	75	78	78
Advertising and business development	81	95	72
Professional fees	49	71	53
Business and capital taxes	32	26	28
Other (Note 3)	459	273	253
Non-interest expenses	2,760	2,591	2,578
Income before income taxes	1,467	1,597	1,728
Income taxes (Note 9)	285	329	400
Net income	1,182	1,268	1,328
Net income attributable to non-controlling interests	4	2	5
Preferred shareholders	23	24	18
Common shareholders	1,155	1,242	1,305
Net income attributable to equity shareholders	$ 1,178	$ 1,266	$ 1,323
Earnings per share (in dollars) (Note 10)
Basic	$ 2.61	$ 2.81	$ 2.96
Diluted	2.60	2.80	2.95
Dividends per common share (in dollars)	$ 1.36	$ 1.36	$ 1.30